Loan Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2019
Mortgage Banking [Abstract]
Summary of Mortgage Servicing Rights	A summary of loan servicing rights follows:

	2019	2018	2017
	(dollars in thousands)
Beginning of year servicing rights:	$1,850	$2,125	$2,271
Amounts capitalized	694	388	587
Amortization	(821)	(663)	(733)
Impairment	—	—	—
End of year	$1,723	$1,850	$2,125

Estimated Amortization Expense	Amortization expense is estimated as follows:
Year ending December 31,
(dollars in thousands)
2020	$406
2021	352
2022	298
2023	243
2024	188
Thereafter	236
Total	$1,723

Key Assumptions Used to Value Mortgage Servicing Rights	The key assumptions used to value mortgage servicing rights were as follows:

	2019	2018
Weighted average remaining life	261 months	259 months
Weighted average discount rate	12%	12%
Weighted average coupon	4.04%	4.02%
Weighted average prepayment speed	182%	132%